Document and Entity Information	May 11, 2020
Cover [Abstract]
Entity Registrant Name	OFFICE DEPOT, INC.
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed on February 6, 2020 (the “original Form 8-K”) by Office Depot, Inc. (the “Company”). The original Form 8-K reported, among other things, the appointments of Quincy L. Allen and Shashank Samant to the Company’s Board of Directors (the “Board”). At the time of the filing of the original Form 8-K, the Board had not made any determinations regarding committee assignments for Messrs. Allen and Samant. The Company hereby amends the original Form 8-K to include information on the committee assignments. Other than providing the following information in this Current Report on Form 8-K/A, no other disclosure in the original Form 8-K is amended by this Current Report on Form 8-K/A.
Entity Central Index Key	0000800240
Document Type	8-K/A
Document Period End Date	May 11, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-10948
Entity Tax Identification Number	59-2663954
Entity Address, Address Line One	6600 North Military Trail
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33496
City Area Code	(561)
Local Phone Number	438-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ODP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false